Annual Fund Operating Expenses	Jun. 28, 2025
Pzena Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2026
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.32%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.97%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Pzena Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2026
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.74%	[3]
Fee Waiver or Reimbursement	(0.39%)	[4]
Net Expenses (as a percentage of Assets)	1.35%
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.39%	[3]
Fee Waiver or Reimbursement	(0.39%)	[4]
Net Expenses (as a percentage of Assets)	1.00%
Pzena Emerging Markets Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2026
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.48%	[5]
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.43%
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.13%	[5]
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.08%
Pzena International Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2026
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[7]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.96%
Expenses (as a percentage of Assets)	2.16%	[8]
Fee Waiver or Reimbursement	(0.77%)	[9]
Net Expenses (as a percentage of Assets)	1.39%
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[7]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.86%
Expenses (as a percentage of Assets)	1.81%	[8]
Fee Waiver or Reimbursement	(0.77%)	[9]
Net Expenses (as a percentage of Assets)	1.04%
Pzena International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 28, 2026
Pzena International Value Fund | Pzena International Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.34%	[10]
Fee Waiver or Reimbursement	(0.25%)	[11]
Net Expenses (as a percentage of Assets)	1.09%
Pzena International Value Fund | Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.99%	[10]
Fee Waiver or Reimbursement	(0.25%)	[11]
Net Expenses (as a percentage of Assets)	0.74%

[1]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Mid Cap Fund.
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[3]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Small Cap Fund.
[4]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[5]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect the actual operating expenses of the Emerging Markets Fund.
[6]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.08% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[7]	Restated to reflect lower management fee. Prior to February 1, 2025, the management fee was 1.00%.
[8]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the International Small Cap Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[9]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.03% of average daily net assets of the Fund (the “Expense Cap”). Prior to February 1, 2025, the Expense Cap was 1.17% The Expense Cap will remain in effect through at least June 28, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[10]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the International Value Fund.
[11]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Value Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.74% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2026. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.